Marketable securities (Tables)	6 Months Ended
Jun. 30, 2026
Marketable securities [Abstract]
Marketable Securities Measured at FVOCI

Marketable securities
$’000
Fair value
At January 1, 2026	34,457
Accrued interest	575
Interest received	(214)
Redemptions and disposals of marketable securities	(17,100)
Revaluation adjustment	(121)
At June 30, 2026	17,597

Overall Movement through OCI
The movement through other comprehensive income, (“OCI”), for the three and six months ended June 30, 2026, and June 30, 2025, is shown in the table below:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	$’000	$’000	$’000	$’000
Revaluation adjustments	(38)	(69)	(121)	(28)
Movement of expected credit losses on assets measured at FVOCI	(7)	(13)	(8)	6
Movement on marketable securities through OCI	(45)	(82)	(129)	(22)